SUMMARY OF FAIR VALUE OF WARRANTS GRANTED (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected life		$ 1	$ 1
Volatility			190.00%
Dividend yield		0.00%	0.00%
Risk-free interest rate			0.26%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Volatility		195.00%
Risk-free interest rate		0.15%
Top of range [member]
IfrsStatementLineItems [Line Items]
Volatility		200.00%
Risk-free interest rate		0.17%